Shareholder Report, Line Graph (Details) 197671_RMB Mendon Financial Services Fund_Class C_TSR Annual {Class C} - USD ($)											12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2025
Class C
Account Value [Line Items]
Line Graph and Table Measure Name											RMB Mendon Financial Services Fund Class C (with sales charge)
Accumulated Value	$ 20,219	$ 17,407	$ 16,781	$ 20,871	$ 13,441	$ 14,367	$ 11,787	$ 14,314	$ 12,876	$ 10,000	$ 22,646
Russell 3000 Index Total Return [Member]
Account Value [Line Items]
Line Graph and Table Measure Name											Russell 3000 Index Total Return
Accumulated Value	32,448	26,209	20,808	25,754	20,495	16,954	12,940	13,656	11,274	10,000	$ 38,012
NASDAQ Bank Index Total Return [Member]
Account Value [Line Items]
Line Graph and Table Measure Name											NASDAQ Bank Index Total Return
Accumulated Value	$ 19,544	$ 16,211	$ 16,788	$ 20,052	$ 14,031	$ 15,169	$ 12,196	$ 14,550	$ 13,797	$ 10,000	$ 19,612